OTHER LOAN PAYABLE	12 Months Ended
Mar. 31, 2024
Other Loan Payable
OTHER LOAN PAYABLE

NOTE 11 – OTHER LOAN PAYABLE

	March 31,	March 31,
	2024	2023

GTS (formerly Thales Canada)	$741,168	$1,209,445
Less: other loan payable - current	(488,692)	(467,976)
Total	$252,476	$741,469

In the connection with the purchase of two office buildings at 95/105 Moatfield, the Company assumed a loan with one tenant from the seller. The original loan term is 5 years from June 1, 2020 to September 1, 2025 at a fixed interest rate of 4.38%. The monthly payment of $43,650 (C$57,701) including both principal and interest portion is deducting from its monthly rent. As at September 23, 2022, the purchase date of the properties, the loan balance was $1,435,873 (C$1,943,257) and as at March 31, 2024 and 2023, the loan balance was $741,469 (C$1,003,477) and $1,209,445 (C$1,636,820), respectively.

Year ending March 31,
2025	$511,422
2026	255,711
Total future minimum lease payments	767,133
Less: imputed interest	(25,965)
Total	$741,168